TAXATION (Details) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
TAXATION
Income tax rate (as a percent)	25.00%	25.00%	25.00%
Withholding income tax rate (as a percent)	10.00%
Cumulative undistributed earnings of the Company's PRC subsidiaries	3,130,242	2,505,576
Unrecognized deferred tax liability of the Company's PRC subsidiaries	313,024	250,558
Hong Kong
TAXATION
Withholding income tax rate for Hong Kong (as a percent)	5.00%
Hong Kong | 51net
TAXATION
Income tax rate (as a percent)	16.50%
PRC
TAXATION
Income tax rate (as a percent)	25.00%
PRC | Tech JV
TAXATION
Preferential income tax rate for High and New Technology Enterprise (as a percent)	15.00%
Review frequency of the qualifications for High and New Technology Enterprise	3 years